SCHEDULE OF CUSTOMER AND SUPPLIER ACCOUNTED REVENUE (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)		Dec. 31, 2024 HKD ($)		Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
Concentration Risk [Line Items]
Accounts receivable			$ 17,666,579			$ 5,847,510	$ 45,610,578
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			$ 14,820,196		$ 16,254,119
Concentration risk, percentage		[1],[2]	8.20%		11.50%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	$ 13,753,584		$ 29,888,779
Concentration risk, percentage	5.50%	[1],[2]	16.40%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			24.20%
Accounts receivable			$ 4,512,144
Customer M [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	$ 7,859,280		$ 21,959,106		$ 46,353,154
Concentration risk, percentage	3.10%	[1],[2]	12.10%		32.80%
Customer M [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			16.20%
Accounts receivable			$ 3,014,310
Customer S [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	$ 16,170,100		$ 12,825,000		$ 25,300,000
Concentration risk, percentage	6.40%	[1],[2]	7.10%		17.90%
Customer S [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.50%
Accounts receivable							5,715,700
Customer R [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	$ 39,312,000
Concentration risk, percentage	15.60%
Customer Y [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	$ 27,417,000
Concentration risk, percentage	10.90%
Company H [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.30%		15.90%
Accounts receivable			$ 2,973,893				8,876,390
Customer T [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%
Accounts receivable							9,787,854
Customer F [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.90%		6.30%	[2]
Accounts receivable			$ 1,167,373				10,274,516
Customer W [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.10%
Accounts receivable							$ 9,285,744

[1]	Represents less than 10%
[2]	Represents less than 10%